Customers and Other Financing and Non-Financing Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Accounts Receivable and Other Receivables
A.	Customers

	June 30, 2022		December 31, 2021
Domestic customers, net	Ps.	76,581,251	Ps.	54,031,475
Export customers, net		83,409,049		47,227,606

Total customers	Ps.	159,990,300	Ps.	101,259,081

Summary of Other Accounts Receivable
B.	Other financial and non-financial accounts receivable

	June 30, 2022		December 31, 2021
Financial assets:
Sundry debtors (1)	Ps.	39,382,372	Ps.	37,034,460
Employees and officers		4,043,878		3,752,693

Total financial Assets	Ps.	43,426,250	Ps.	40,787,153

Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps.	89,180,206	Ps.	80,581,955
Special Tax on Production and Services		77,693,064		53,176,800
Other accounts receivable		2,954,908		2,591,360

Total non-financial assets:	Ps.	169,828,178	Ps.	136,350,115

(1)	Includes Ps. (176,087) and Ps. (210,672) of impairment, as of June 30, 2022 and December 31, 2021, respectively.